EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 455	$ 372
Investment	48	0
Share of net income	6	2	$ (4)
Share of other comprehensive income (loss)	(58)	87
Dividends received	(4)	(3)
Foreign exchange translation and other	4	(3)
Balance, end of year	$ 451	$ 455	$ 372